UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

INVESTED 529 PLAN	Semiannual Report JUNE 30, 2017

Ticker
InvestEd Growth Portfolio	WAGRX
InvestEd Balanced Portfolio	WBLAX
InvestEd Conservative Portfolio	WICAX

CONTENTS	INVESTED PORTFOLIOS

This report is submitted for the general information of the shareholders of InvestEd Portfolios. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current InvestEd Portfolios prospectus along with the InvestEd Program Overview and Ivy Funds InvestEd 529 Plan Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the Ivy Funds InvestEd 529 Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

2

PRESIDENT’S LETTER	INVESTED PORTFOLIOS

JUNE 30, 2017 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Across the six months since our last report, investors endured concerns about global economic growth, the level of interest rates, fluctuation in oil prices and political surprises in select countries across the globe. As we began 2017, domestic equity markets rose sharply, with the trend continuing through mid-2017. See the table for a comparison of some common market metrics over the last six months.

Many investors may be unsettled by the prospect that continued change — in leadership of key countries around the world, in government policy, in interest rate levels — will contribute to market volatility and general uncertainty. While that may be true at times, we believe it is important to stay focused on the fundamentals and merits of sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While government policies can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

By the end of June 2017, the U.S. economy remained fundamentally sound, supported primarily by the U.S. consumer, who is benefitting from lower energy prices, lower inflation in general and an improved labor market. Overall, the global economy has improved over the past six months. In particular, economic growth in the eurozone has accelerated, benefitting from domestic policy stimulus and improving external demand.

The U.S. Federal Reserve (Fed) raised interest rates slightly in December 2016 and then again in March and June of this year. The Fed has indicated the potential for more rate increases as we move through 2017 and hinted towards decreasing the size of its balance sheet. We believe job growth and inflation will be the most important determinants in the direction of long-term central bank policy. Overseas, a better economic outlook has caused the European Central Bank to consider adjusting its policies.

While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	6/30/2017	12/31/2016
S&P 500 Index	2,423.41	2,238.83
MSCI EAFE Index	1,883.19	1,684.00
10-Year Treasury Yield	2.31%	2.45%
U.S. unemployment rate	4.4%	4.7%
30-year fixed mortgage rate	3.88%	4.32%
Oil price per barrel	$46.04	$53.72

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the InvestEd Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2017	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	INVESTED PORTFOLIOS

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2017.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7. 5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Portfolio	Beginning Account Value 12-31-16	Ending Account Value 6-30-17	Expenses Paid During Period*	Beginning Account Value 12-31-16	Ending Account Value 6-30-17	Expenses Paid During Period*
InvestEd Growth Portfolio	$1,000	$1,112.00	$1.27	$1,000	$1,023.56	$1.21	0.25%
InvestEd Balanced Portfolio	$1,000	$1,077.10	$1.25	$1,000	$1,023.56	$1.21	0.25%
InvestEd Conservative Portfolio	$1,000	$1,033.50	$1.22	$1,000	$1,023.56	$1.21	0.25%

*	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2017, and divided by 365.

(1)	This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads or exchange fees.

4	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

InvestEd Growth Portfolio – Asset Allocation

Waddell & Reed Advisors Vanguard Fund, Class Y	28.4%
Waddell & Reed Advisors Global Growth Fund, Class Y	24.6%
Waddell & Reed Advisors New Concepts Fund, Class Y	21.1%
Ivy Limited-Term Bond Fund, Class N	9.1%
Waddell & Reed Advisors Small Cap Fund, Class Y	7.5%
Waddell & Reed Advisors High Income Fund, Class Y	4.1%
Waddell & Reed Advisors Core Investment Fund, Class Y	2.0%
Waddell & Reed Advisors Bond Fund, Class Y	1.0%
Waddell & Reed Advisors Value Fund, Class Y	1.0%
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

InvestEd Balanced Portfolio – Asset Allocation

Waddell & Reed Advisors Core Investment Fund, Class Y	20.3%
Waddell & Reed Advisors Vanguard Fund, Class Y	20.0%
Waddell & Reed Advisors Global Growth Fund, Class Y	18.1%
Waddell & Reed Advisors Global Bond Fund, Class Y	15.1%
Ivy Limited-Term Bond Fund, Class N	12.6%
Waddell & Reed Advisors New Concepts Fund, Class Y	5.8%
Waddell & Reed Advisors High Income Fund, Class Y	2.5%
Waddell & Reed Advisors Bond Fund, Class Y	2.5%
Waddell & Reed Advisors Value Fund, Class Y	2.0%
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

InvestEd Conservative Portfolio – Asset Allocation

Ivy Limited-Term Bond Fund, Class N	36.0%
Waddell & Reed Advisors Core Investment Fund, Class Y	33.8%
Waddell & Reed Advisors Global Bond Fund, Class Y	19.9%
Waddell & Reed Advisors Value Fund, Class Y	5.0%
Waddell & Reed Advisors Bond Fund, Class Y	4.0%
Waddell & Reed Advisors High Income Fund, Class Y	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2017 (UNAUDITED)

InvestEd Growth Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Limited-Term Bond Fund, Class N	1,228	$13,299
Waddell & Reed Advisors Bond Fund, Class Y	235	1,469
Waddell & Reed Advisors Core Investment Fund, Class Y	457	2,938
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	95	1,479
Waddell & Reed Advisors Global Growth Fund, Class Y	2,853	36,097
Waddell & Reed Advisors High Income Fund, Class Y	875	5,942
Waddell & Reed Advisors New Concepts Fund, Class Y	2,593	30,987
Waddell & Reed Advisors Small Cap Fund, Class Y	556	11,024
Waddell & Reed Advisors Value Fund, Class Y	95	1,487
Waddell & Reed Advisors Vanguard Fund, Class Y	3,777	41,738

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$146,460
(Cost: $142,215)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7-5-17 (A)	$799	799

TOTAL SHORT-TERM SECURITIES – 0.5%		$799
(Cost: $799)

TOTAL INVESTMENT SECURITIES – 100.3%		$147,259
(Cost: $143,014)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(486)

NET ASSETS – 100.0%		$146,773

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$146,460	$—	$—
Short-Term Securities	—	799	—

Total	$146,460	$799	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

InvestEd Balanced Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Limited-Term Bond Fund, Class N	2,040	$22,092
Waddell & Reed Advisors Bond Fund, Class Y	703	4,391
Waddell & Reed Advisors Core Investment Fund, Class Y	5,533	35,575
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	113	1,769
Waddell & Reed Advisors Global Bond Fund, Class Y	7,128	26,444
Waddell & Reed Advisors Global Growth Fund, Class Y	2,516	31,833
Waddell & Reed Advisors High Income Fund, Class Y	654	4,442
Waddell & Reed Advisors New Concepts Fund, Class Y	849	10,147
Waddell & Reed Advisors Value Fund, Class Y	227	3,558
Waddell & Reed Advisors Vanguard Fund, Class Y	3,182	35,159

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$175,410
(Cost: $174,855)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7-5-17 (A)	$558	558

TOTAL SHORT-TERM SECURITIES – 0.3%		$558
(Cost: $558)

TOTAL INVESTMENT SECURITIES – 100.2%		$175,968
(Cost: $175,413)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(383)

NET ASSETS – 100.0%		$175,585

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

6	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$175,410	$—	$—
Short-Term Securities	—	558	—

Total	$175,410	$558	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

InvestEd Conservative Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Limited-Term Bond Fund, Class N	4,101	$44,414
Waddell & Reed Advisors Bond Fund, Class Y	785	4,904
Waddell & Reed Advisors Core Investment Fund, Class Y	6,484	41,695
Waddell & Reed Advisors Global Bond Fund, Class Y	6,634	24,613
Waddell & Reed Advisors High Income Fund, Class Y	183	1,240
Waddell & Reed Advisors Value Fund, Class Y	397	6,210

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$123,076
(Cost: $129,104)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7-5-17 (A)	$581	581

TOTAL SHORT-TERM SECURITIES – 0.5%		$581
(Cost: $581)

TOTAL INVESTMENT SECURITIES – 100.2%		$123,657
(Cost: $129,685)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(272)

NET ASSETS – 100.0%		$123,385

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$123,076	$—	$—
Short-Term Securities	—	581	—

Total	$123,076	$581	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	7

STATEMENTS OF ASSETS AND LIABILITIES	INVESTED PORTFOLIOS

AS OF JUNE 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio
ASSETS
Investments in unaffiliated securities at value+	$799	$558	$581
Investments in affiliated mutual funds at market value+	146,460	175,410	123,076
Investments at Market Value	147,259	175,968	123,657
Cash	1	1	1
Investment securities sold receivable	3	—	73
Dividends and interest receivable	11	12	18
Capital shares sold receivable	86	43	22
Receivable from affiliates	11	11	11
Total Assets	147,371	176,035	123,782

LIABILITIES
Investment securities purchased payable	8	78	—
Capital shares redeemed payable	590	372	397
Total Liabilities	598	450	397
Total Net Assets	$146,773	$175,585	$123,385

NET ASSETS
Capital paid in (shares authorized – unlimited)	$134,937	$167,051	$125,702
Undistributed net investment income	134	1,277	1,731
Accumulated net realized gain	7,457	6,702	1,980
Net unrealized appreciation (depreciation)	4,245	555	(6,028)
Total Net Assets	$146,773	$175,585	$123,385

CAPITAL SHARES OUTSTANDING	12,222	15,154	11,746

NET ASSET VALUE PER SHARE	$12.01	$11.59	$10.50

+COST
Investments in unaffiliated securities at cost	$799	$558	$581
Investments in affiliated mutual funds at cost	142,215	174,855	129,104

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2017

STATEMENTS OF OPERATIONS	INVESTED PORTFOLIOS

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

(In thousands)	InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual funds	$255	$631	$768
Interest and amortization from unaffiliated securities	3	3	5
Total Investment Income	258	634	773

EXPENSES
Distribution and service fees	178	215	147
Net Investment Income	80	419	626

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated mutual funds	1,837	1,747	151
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated mutual funds	13,109	10,627	3,164
Net Realized and Unrealized Gain	14,946	12,374	3,315
Net Increase in Net Assets Resulting from Operations	$15,026	$12,793	$3,941

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	9

STATEMENTS OF CHANGES IN NET ASSETS	INVESTED PORTFOLIOS

	InvestEd Growth Portfolio		InvestEd Balanced Portfolio		InvestEd Conservative Portfolio
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$80	$55	$419	$858	$626	$1,105
Net realized gain on investments	1,837	5,644	1,747	4,977	151	1,881
Net change in unrealized appreciation (depreciation)	13,109	(2,970)	10,627	(2,386)	3,164	548
Net Increase in Net Assets Resulting from Operations	15,026	2,729	12,793	3,449	3,941	3,534
Distributions to Shareholders From:
Net investment income	—	(316)	—	(1,377)	—	(1,443)
Net realized gains	—	(12,852)	—	(11,840)	—	(4,716)
Total Distributions to Shareholders	—	(13,168)	—	(13,217)	—	(6,159)
Capital Share Transactions	(4,363)	4,812	(3,187)	13,755	5,415	14,097
Net Increase (Decrease) in Net Assets	10,663	(5,627)	9,606	3,987	9,356	11,472
Net Assets, Beginning of Period	136,110	141,737	165,979	161,992	114,029	102,557
Net Assets, End of Period	$146,773	$136,110	$175,585	$165,979	$123,385	$114,029
Undistributed net investment income	$134	$54	$1,277	$858	$1,731	$1,105

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2017

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2017	SEMIANNUAL REPORT	11

FINANCIAL HIGHLIGHTS	INVESTED PORTFOLIOS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
InvestEd Growth Portfolio
Six-month period ended 6-30-2017 (unaudited)	$10.80	$0.01		$1.20	$1.21	$—	$—	$—
Year ended 12-31-2016	11.71	0.00	*	0.25	0.25	(0.03)	(1.13)	(1.16)
Year ended 12-31-2015	13.13	0.03		0.11	0.14	(0.05)	(1.51)	(1.56)
Year ended 12-31-2014	14.27	0.06		0.70	0.76	(0.14)	(1.76)	(1.90)
Year ended 12-31-2013	11.53	0.13		2.98	3.11	—	(0.37)	(0.37)
Year ended 12-31-2012	10.94	0.06		1.17	1.23	(0.06)	(0.58)	(0.64)

InvestEd Balanced Portfolio
Six-month period ended 6-30-2017 (unaudited)	10.76	0.03		0.80	0.83	—	—	—
Year ended 12-31-2016	11.44	0.06		0.20	0.26	(0.10)	(0.84)	(0.94)
Year ended 12-31-2015	12.38	0.11		(0.03)	0.08	(0.15)	(0.87)	(1.02)
Year ended 12-31-2014	13.12	0.17		0.41	0.58	(0.21)	(1.11)	(1.32)
Year ended 12-31-2013	11.24	0.22		1.92	2.14	—	(0.26)	(0.26)
Year ended 12-31-2012	10.62	0.15		0.88	1.03	(0.14)	(0.27)	(0.41)

InvestEd Conservative Portfolio
Six-month period ended 6-30-2017 (unaudited)	10.16	0.05		0.29	0.34	—	—	—
Year ended 12-31-2016	10.39	0.11		0.23	0.34	(0.13)	(0.44)	(0.57)
Year ended 12-31-2015	11.46	0.16		(0.31)	(0.15)	(0.21)	(0.71)	(0.92)
Year ended 12-31-2014	12.10	0.24		0.18	0.42	(0.29)	(0.77)	(1.06)
Year ended 12-31-2013	10.90	0.31		1.06	1.37	—	(0.17)	(0.17)
Year ended 12-31-2012	10.54	0.31		0.42	0.73	(0.30)	(0.07)	(0.37)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

.

12	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
InvestEd Growth Portfolio
Six-month period ended 6-30-2017 (unaudited)	$12.01	11.20%	$147	0.25	%(3)	0.11	%(3)	9%
Year ended 12-31-2016	10.80	2.01	136	0.25		0.04		24
Year ended 12-31-2015	11.71	1.16	142	0.25		0.22		17
Year ended 12-31-2014	13.13	5.70	144	0.25		0.41		29
Year ended 12-31-2013	14.27	27.05	141	0.25		1.04		37
Year ended 12-31-2012	11.53	11.21	115	0.25		0.47		36

InvestEd Balanced Portfolio
Six-month period ended 6-30-2017 (unaudited)	11.59	7.71	176	0.25	(3)	0.49	(3)	9
Year ended 12-31-2016	10.76	2.17	166	0.25		0.53		25
Year ended 12-31-2015	11.44	0.72	162	0.25		0.84		15
Year ended 12-31-2014	12.38	4.72	162	0.25		1.27		20
Year ended 12-31-2013	13.12	19.11	152	0.25		1.84		42
Year ended 12-31-2012	11.24	9.72	124	0.25		1.30		30

InvestEd Conservative Portfolio
Six-month period ended 6-30-2017 (unaudited)	10.50	3.35	123	0.25	(3)	1.07	(3)	11
Year ended 12-31-2016	10.16	3.23	114	0.25		1.03		64
Year ended 12-31-2015	10.39	-1.29	103	0.25		1.41		34
Year ended 12-31-2014	11.46	3.66	99	0.25		1.97		30
Year ended 12-31-2013	12.10	12.56	91	0.25		2.72		42
Year ended 12-31-2012	10.90	6.92	80	0.25		2.83		52

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	13

NOTES TO FINANCIAL STATEMENTS	INVESTED PORTFOLIOS

JUNE 30, 2017 (UNAUDITED)

1.	ORGANIZATION

The Ivy InvestEd 529 Plan (“InvestEd Plan”) was established under the Arizona Family College Savings Program (the “Program”). InvestEd Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Plan accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family College Savings Program Trust Fund (“Trust Fund”). An investment in the Program constitutes a purchase of an interest in the Trust Fund, a municipal fund security. The Trust Fund invests in the Trust and other investment options. InvestEd Growth Portfolio, InvestEd Balanced Portfolio and InvestEd Conservative Portfolio (each, a “Portfolio”) are series of the Trust. The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, the Trust Fund, the Arizona Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (“W&R”), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Concentration of Market and Credit Risk. Because the Portfolio invests substantially all of its assets in Waddell & Reed and Ivy Funds mutual funds (“Underlying Funds”), the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

14	SEMIANNUAL REPORT	2017

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investments in affiliated mutual funds within the Waddell & Reed Advisors Funds and Ivy Funds families are valued at their Net Asset Value (“NAV”) as reported by the Underlying Funds. Short-term debt securities are valued at amortized cost, which approximates value.

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

2017	SEMIANNUAL REPORT	15

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities. Investments in registered open-end investment management companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term Investments. Short-term investments having a maturity of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board. These investments are categorized as Level 2 of the fair value hierarchy.

There were no level 3 securities owned during the period ended June 30, 2017. There were no transfers between any levels during the period ended June 30, 2017.

4.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands)

Under a Distribution and Service Plan for each Portfolio’s shares adopted by the Trust pursuant to Rule 12b–1 under the Investment Company Act of 1940, each Portfolio pays a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio’s average annual net assets. The fee is paid to compensate W&R for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts. All other Portfolio expenses are borne by Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of W&R.

Effective September 30, 2016, Ivy Investment Management Company, an affiliate of WRIMCO, entered into investment management agreements to provide investment advisory services to each Portfolio and WRIMCO terminated each Portfolio’s Management Agreement. There were no changes in the investment processes employed by any Portfolio, the nature or level of services provided to any Portfolio, or the fees paid under each Portfolio’s Management Agreement.

Ivy Investment Management Company (“IICO”) serves as each Portfolio’s investment advisor. The Portfolios pay no management fees; however, WRIMCO receives management fees from the underlying Waddell & Reed Advisors Funds and IICO receives management fees from the underlying Ivy Funds. Each Portfolio pays advisory fees to WRIMCO and IICO indirectly, as shareholders in the Underlying Funds. Likewise, each Portfolio indirectly pays other expenses related to the daily operations of the Underlying Funds.

As principal underwriter for each Portfolio’s shares, W&R receives sales commissions (which are not an expense of the Portfolios) for each Portfolio’s shares. A contingent deferred sales charge (“CDSC”) may be assessed against a shareholder’s redemption amount and paid to W&R. During the period ended June 30, 2017, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC		Commissions Paid(1)
InvestEd Growth Portfolio	$233	$—	*	$121
InvestEd Balanced Portfolio	155	—	*	75
InvestEd Conservative Portfolio	51	—	*	23

*	Not Shown Due to Rounding

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker dealers.

5.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

For the period ended June 30, 2017, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales
InvestEd Growth Portfolio	$12,699	$16,992
InvestEd Balanced Portfolio	15,774	18,433
InvestEd Conservative Portfolio	19,046	13,095

16	SEMIANNUAL REPORT	2017

6.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended 6-30-2017		Year Ended 12-31-16
Portfolio	Shares	Value	Shares	Value
InvestEd Growth Portfolio
Shares issued from sale of shares	887	$10,239	1,856	$21,235
Shares issued in reinvestment of distributions to shareholders	—	—	1,201	13,168
Shares redeemed	(1,264)	(14,602)	(2,567)	(29,591)
Net increase (decrease)	(377)	$(4,363)	490	$4,812

InvestEd Balanced Portfolio
Shares issued from sale of shares	1,286	$14,512	2,889	$32,716
Shares issued in reinvestment of distributions to shareholders	—	—	1,217	13,217
Shares redeemed	(1,564)	(17,699)	(2,830)	(32,178)
Net increase (decrease)	(278)	$(3,187)	1,276	$13,755

InvestEd Conservative Portfolio
Shares issued from sale of shares	1,634	$16,992	3,350	$35,082
Shares issued in reinvestment of distributions to shareholders	—	—	603	6,159
Shares redeemed	(1,117)	(11,577)	(2,597)	(27,144)
Net increase	517	$5,415	1,356	$14,097

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Funds and Ivy Variable Insurance Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2017.

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2017 follows:

	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
InvestEd Growth Portfolio
Ivy Limited-Term Bond Fund, Class N	$1,277	$1,115	$1,646	$(6)		$136	$1,228	$13,299	$66
Waddell & Reed Advisors Bond Fund, Class Y	—	1,502	47	–	*	9	235	1,469	13
Waddell & Reed Advisors Core Investment Fund, Class Y	447	237	168	4		—	457	2,938	164
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	92	134	85	2		11	95	1,479	72
Waddell & Reed Advisors Global Growth Fund, Class Y	3,155	1,046	3,677	1,030		—	2,853	36,097	3,233
Waddell & Reed Advisors High Income Fund, Class Y	—	6,113	187	1		99	875	5,942	16
Waddell & Reed Advisors New Concepts Fund, Class Y	2,822	886	3,344	146		—	2,593	30,987	3,586
Waddell & Reed Advisors Small Cap Fund, Class Y	617	319	1,349	110		—	556	11,024	1,266
Waddell & Reed Advisors Value Fund, Class Y	92	136	86	1		—	95	1,487	87
Waddell & Reed Advisors Vanguard Fund, Class Y	4,143	1,211	4,559	549		—	3,777	41,738	4,606
				$1,837		$255		$146,460	$13,109

2017	SEMIANNUAL REPORT	17

	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
InvestEd Balanced Portfolio
Ivy Limited-Term Bond Fund, Class N	2,331	$1,396	$4,571	$(31)		$243	2,040	$22,092	$135
Waddell & Reed Advisors Bond Fund, Class Y	—	4,447	97	1		26	703	4,391	41
Waddell & Reed Advisors Core Investment Fund, Class Y	5,713	1,091	2,167	63		—	5,533	35,575	2,087
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	111	99	70	3		13	113	1,769	88
Waddell & Reed Advisors Global Bond Fund, Class Y	6,834	2,186	1,085	10		274	7,128	26,444	262
Waddell & Reed Advisors Global Growth Fund, Class Y	2,806	753	3,230	1,084		—	2,516	31,833	2,738
Waddell & Reed Advisors High Income Fund, Class Y	—	4,527	97	–	*	75	654	4,442	12
Waddell & Reed Advisors New Concepts Fund, Class Y	937	238	1,139	107		—	849	10,147	1,136
Waddell & Reed Advisors Value Fund, Class Y	224	204	132	14		—	227	3,558	200
Waddell & Reed Advisors Vanguard Fund, Class Y	3,530	833	4,093	496		—	3,182	35,159	3,928
				$1,747		$631		$175,410	$10,627

InvestEd Conservative Portfolio
Ivy Limited-Term Bond Fund, Class N	4,255	$5,248	$6,929	$(16)		$463	4,101	$44,414	$223
Waddell & Reed Advisors Bond Fund, Class Y	—	4,978	119	1		30	785	4,904	45
Waddell & Reed Advisors Core Investment Fund, Class Y	6,517	4,074	4,154	98		—	6,484	41,695	2,349
Waddell & Reed Advisors Global Bond Fund, Class Y	6,237	2,874	1,379	16		254	6,634	24,613	229
Waddell & Reed Advisors High Income Fund, Class Y	—	1,260	23	–	*	21	183	1,240	3
Waddell & Reed Advisors Value Fund, Class Y	382	612	340	52		—	397	6,210	315
				$151		$768		$123,076	$3,164

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

9.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, “Waddell & Reed”) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (the “SEC Order”), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

Pursuant to the terms of the SEC order, the $50 million in disgorgement and civil penalties, plus accrued interest (the “Fair Fund”), must be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R and as approved by the SEC, using a distribution methodology acceptable to the Funds’ Disinterested Trustees. The SEC Order also required that the independent distribution consultant develop the distribution methodology pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. On July 15, 2014, the SEC ordered that the Fair Fund be distributed to investors as provided for in the distribution plan.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available on the SEC’s website at www.sec.gov.

10.	NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by portfolios and to improve the quality

18	SEMIANNUAL REPORT	2017

and type of information that portfolios provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Portfolio’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is for reporting periods ending after August 1, 2017 while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Portfolios.

11. FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
InvestEd Growth Portfolio	$143,027	$6,511	$2,279	$4,232
InvestEd Balanced Portfolio	175,437	5,749	5,218	531
InvestEd Conservative Portfolio	129,724	161	6,228	(6,067)

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2016 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
InvestEd Growth Portfolio	$225	$5,469	$—	$—	$—
InvestEd Balanced Portfolio	991	4,850	—	—	—
InvestEd Conservative Portfolio	1,343	1,635	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
Portfolio	Distributed Ordinary Income	Distributed Long-Term Capital Gains	Distributed Ordinary Income	Distributed Long-Term Capital Gains
InvestEd Growth Portfolio	$395	$12,773	$575	$16,018
InvestEd Balanced Portfolio	1,468	11,757	2,066	11,204
InvestEd Conservative Portfolio	1,443	4,716	1,934	6,534

2017	SEMIANNUAL REPORT	19

PROXY VOTING INFORMATION	INVESTED PORTFOLIOS

Proxy Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the InvestEd Portfolios and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

20	SEMIANNUAL REPORT	2017

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	INVESTED PORTFOLIOS

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2017	SEMIANNUAL REPORT	21

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22	SEMIANNUAL REPORT	2017

INVESTED PORTFOLIOS

InvestEd Growth Portfolio

InvestEd Balanced Portfolio

InvestEd Conservative Portfolio

1.888.WADDELL

Visit us online at www.waddell.com

Before investing, investors should carefully consider the investment objectives, risks, charges and expenses of the IVY InvestEdSM 529 PLAN. This and other important information is contained in the IVY InvestEdSM 529 PLAN Program Overview, IVY InvestEdSM 529 PLAN Account Application, and the prospectuses, or if available, summary prospectuses, all of which may be obtained at ivyinvestments.com or from a financial advisor. Read them carefully before investing.

An investor should also consider, before investing, whether the investor’s or designated beneficiary’s home state offers any state tax or other benefits that are only available for investments in such state’s 529 college savings plan.

2017	SEMIANNUAL REPORT	23

SEMIANN-INVESTED (6-17)

ITEM 2.	CODE OF ETHICS

Required in annual report only.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTED PORTFOLIOS

(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	September 7, 2017

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 7, 2017